Summary of Significant Accounting Policies (Details) - USD ($)			3 Months Ended				9 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 08, 2018	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Policies [Line Items]
Revenue			$ 50,683	$ 9,009,254			$ 108,264	$ 9,040,359	$ 9,072,130	$ 224,052
Other than of revenue									$ 9,000,000
Statutory income tax rate, percentage	25.00%								21.00%	21.00%
Foreign currency translation tax									$ 1,284,846	$ (2,193,685)
FDIC insurance amount			250,000				250,000		$ 250,000
Depreciation and amortization										$ 800,000
Warrant outstanding (in Shares)	630,000								2,430,000	320,000	630,000
Gain loss on foreign currency			$ 1,831,743	926,965
U.S. federal jurisdiction [Member]
Significant Accounting Policies [Line Items]
Statutory income tax rate, percentage		19.00%							19.00%		25.00%
Maximum [Member]
Significant Accounting Policies [Line Items]
Gain loss on foreign currency							1,343,640
Minimum [Member]
Significant Accounting Policies [Line Items]
Gain loss on foreign currency								86,019
AdEdge [Member]
Significant Accounting Policies [Line Items]
Revenue							$ 9,000,000		$ 9,006,716	$ 6,531
One Supplier [Member] | Supplier Concentration Risk [Member] | Revenue Benchmark [Member]
Significant Accounting Policies [Line Items]
Concentration risk percentage									39.30%	37.10%
Two Suppliers [Member] | Supplier Concentration Risk [Member] | Revenue Benchmark [Member]
Significant Accounting Policies [Line Items]
Concentration risk percentage										35.80%
PLUM ACQUISITION CORP. I [Member]
Significant Accounting Policies [Line Items]
FDIC insurance amount									$ 250,000
Assets held in trust account				35,096,667	$ 55,154,617	$ 54,368,297		$ 35,096,667	35,555,976	$ 323,911,642
Derivative liability									$ 2,500,000
Aggregate amount				$ 491,175	$ 166,966	$ 256,635
PLUM ACQUISITION CORP. I [Member] | Warrant [Member]
Significant Accounting Policies [Line Items]
Warrant outstanding (in Shares)									12,640,544	12,640,544
PLUM ACQUISITION CORP. I [Member] | Asset, Held-in-Trust [Member]
Significant Accounting Policies [Line Items]
Assets held in trust account									$ 35,555,976	$ 323,911,642
PLUM ACQUISITION CORP. I [Member] | Sponsor [Member]
Significant Accounting Policies [Line Items]
Aggregate amount									2,359,975
PLUM ACQUISITION CORP. I [Member] | Subscription Agreement [Member]
Significant Accounting Policies [Line Items]
Aggregate amount									$ 1,960,944
Customer [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Significant Accounting Policies [Line Items]
Concentration risk percentage									99.20%	10.00%
Customer [Member] | Customer Concentration Risk [Member] | Accounts Receivable Benchmark [Member]
Significant Accounting Policies [Line Items]
Concentration risk percentage									36.30%
Two Customers [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Significant Accounting Policies [Line Items]
Concentration risk percentage			50.00%							26.80%
Two Customers [Member] | Customer Concentration Risk [Member] | Accounts Receivable Benchmark [Member]
Significant Accounting Policies [Line Items]
Concentration risk percentage									23.40%
One Customer [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Significant Accounting Policies [Line Items]
Concentration risk percentage			10.00%	99.00%			26.00%	99.00%
One Customer [Member] | Four Suppliers [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Significant Accounting Policies [Line Items]
Concentration risk percentage										30.50%
Three Customers [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Significant Accounting Policies [Line Items]
Concentration risk percentage										10.60%
Four Customers [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Significant Accounting Policies [Line Items]
Concentration risk percentage										10.60%
One Vendor [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Significant Accounting Policies [Line Items]
Concentration risk percentage										49.50%